Intangible Assets Other Than Goodwill - Summary of Reconciliations of the Carrying Amounts of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	$ 3,682,479	$ 1,810,158
Changes in identifiable intangible assets:
Increases other than from business combinations	593,376	871,073
Acquisitions made through business combinations	2,914,866	1,824,275
Increase (decrease) from foreign currency translation differences	(867,654)	(82,047)
Amortization	(366,997)	(240,579)
Disposals and removal from service	(34,273)	(17,300)
Removals from service	(34,273)	(17,300)
Argentine hyperinflationary economy	12,155
Other increases (decreases)	(106,663)	(483,101)
Total changes in identifiable intangible assets	2,144,810	1,872,321
Ending balance	5,827,289	3,682,479
Development costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	2,056	11,560
Changes in identifiable intangible assets:
Increases other than from business combinations		611
Decrease other than from business combinations	(23)
Increase (decrease) from foreign currency translation differences	(275)	272
Amortization	(524)	(505)
Increases (decreases) from transfers and other changes		12
Increases (decreases) from transfers		12
Disposals and removal from service		(9,894)
Removals from service		(9,894)
Other increases (decreases)	3,021
Total changes in identifiable intangible assets	2,199	(9,504)
Ending balance	4,255	2,056
Easements and water rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	42,482	40,956
Changes in identifiable intangible assets:
Increases other than from business combinations	6,828	2,453
Increase (decrease) from foreign currency translation differences	(5,172)	656
Amortization	(1,653)	(1,776)
Increases (decreases) from transfers and other changes	1,647	40
Increases (decreases) from transfers	1,647	40
Other increases (decreases)	(897)	153
Total changes in identifiable intangible assets	753	1,526
Ending balance	43,235	42,482
IFRS Concessions [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	3,533,935	1,683,978
Changes in identifiable intangible assets:
Increases other than from business combinations	523,510	825,256
Acquisitions made through business combinations	2,914,866	1,824,275
Increase (decrease) from foreign currency translation differences	(840,315)	(80,562)
Amortization	(349,932)	(226,046)
Increases (decreases) from transfers and other changes	(1,506)	(133)
Increases (decreases) from transfers	(1,506)	(133)
Disposals and removal from service	(34,273)	(7,087)
Removals from service	(34,273)	(7,087)
Other increases (decreases)	(108,898)	(485,746)
Total changes in identifiable intangible assets	2,103,452	1,849,957
Ending balance	5,637,387	3,533,935
Patents, registered trademarks and other rights [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	25,253	18,849
Changes in identifiable intangible assets:
Increases other than from business combinations	6,236	8,184
Increase (decrease) from foreign currency translation differences	(1,132)	69
Amortization	(1,995)	(1,808)
Increases (decreases) from transfers and other changes	40	19
Increases (decreases) from transfers	40	19
Disposals and removal from service		(60)
Removals from service		(60)
Other increases (decreases)	(14,284)
Total changes in identifiable intangible assets	(11,135)	6,404
Ending balance	14,118	25,253
Computer Software [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	73,299	49,334
Changes in identifiable intangible assets:
Increases other than from business combinations	56,825	34,569
Increase (decrease) from foreign currency translation differences	(20,753)	(2,483)
Amortization	(12,865)	(10,416)
Increases (decreases) from transfers and other changes	5,162	62
Increases (decreases) from transfers	5,162	62
Disposals and removal from service		(259)
Removals from service		(259)
Argentine hyperinflationary economy	12,155
Other increases (decreases)	14,395	2,492
Total changes in identifiable intangible assets	54,919	23,965
Ending balance	128,218	73,299
Other Identifiable Intangible Assets [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	5,454	5,481
Changes in identifiable intangible assets:
Increase (decrease) from foreign currency translation differences	(7)	1
Amortization	(28)	(28)
Increases (decreases) from transfers and other changes	(5,343)
Increases (decreases) from transfers	(5,343)
Total changes in identifiable intangible assets	(5,378)	(27)
Ending balance	$ 76	$ 5,454